Borrowing Arrangements - Components of loss on debt extinguishment (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 25, 2022	Oct. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loss on debt extinguishment			$ (51,903)	$ (319)
Loan and Security Agreement
Debt Instrument [Line Items]
Carrying value of extinguished debt		$ 6,000
Loss on debt extinguishment		$ 300
Loan and Security Agreement | August 2022 Bridge Note Agreement
Debt Instrument [Line Items]
Carrying value of extinguished debt			30,407
Accrued interest			520
Loss on debt extinguishment	$ 10,100		(10,130)
New LSA | August 2022 Bridge Note Agreement
Debt Instrument [Line Items]
Fair value of 2022 Promissory Notes			(28,154)
LSA Convertible Note | August 2022 Bridge Note Agreement
Debt Instrument [Line Items]
Fair value of 2022 Promissory Notes			$ (12,903)